August 31, 2000

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

Prime Money Market


                                  [american century logo and text logo (reg.sm)]
                                                                        American
                                                                         Century

[inside front cover]


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[left margin]

PRIME MONEY MARKET
(BPRXX)
----------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

Here's a Prime Opportunity for You  and Your Business
--------------------------------------------------------------------------------

   An American Century business retirement plan is more than a financial tool for you and your employees. It's a powerful business tool that puts your company on firm footing for the future. Because when you have the right retirement plan, it's easier to attract -- and easier to retain -- the kind of employees you need to be sure your company thrives.

   Call 1-877-726-2368 EXT . 9521, to talk with a Business Retirement Services representative about the broad range of plans we offer. Or go to www.americancentury.com/smallbusiness.


Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     We're proud to report that the Prime Money Market fund continued to perform well in the six months ended August 31, 2000. Money market fund yields rose during the summer because the Federal Reserve increased interest rates to try to slow U.S. economic growth and fight inflation. Those rate hikes appear to have been successful--demand for goods and services slowed, while inflation remained modest. As a result, interest rates--and money market yields--stabilized. Our investment professionals review the period in more detail on page 4.

     Turning to corporate matters, Chase Manhattan Corp. recently announced plans to acquire J.P. Morgan & Co., which became a substantial minority shareholder in American Century Companies, Inc. in 1998. If the transaction is completed as expected, J.P. Morgan Chase, the new enterprise, will own the shares of American Century currently held by Morgan. Corporate control of American Century is not affected by this transaction. We will be exploring ways to partner with J.P. Morgan Chase for the benefit of fund shareholders.

     In other corporate news, some American Century executives have assumed important new responsibilities. For example, we chose to divide the chairman of the board position between the two of us and named American Century President William M. Lyons chief executive officer, giving him ultimate management responsibility for the entire company.

     These changes, plus the promotion of some key investment professionals, strengthen the leadership of our investment management area and allow us to pursue other worthwhile endeavors. For example, Jim Stowers III will focus more on product innovation (in particular, leveraging our earnings-acceleration screening system to build the next generation of portfolio management technologies). However, he'll continue to serve on the investment teams for the Ultra and Veedot funds.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

                                Table of Contents
   Frequently Asked
     Questions ............................................................    2
PRIME MONEY MARKET
   Performance Information ................................................    3
   Portfolio at a Glance ..................................................    3
   Yields .................................................................    3
   Management Q&A .........................................................    4
   Portfolio Composition
      by Credit Rating ....................................................    4
   Types of Investments ...................................................    4
   Schedule of Investments ................................................    5
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    8
   Statement of Operations ................................................    9
   Statement of Changes
      in Net Assets .......................................................   10
   Notes to Financial
      Statements ..........................................................   11
   Financial Highlights ...................................................   13
OTHER INFORMATION
   Share Class and Retirement
      Account Information .................................................   15
   Background Information
      Investment Philosophy
         and Policies .....................................................   16
      Comparative Indices .................................................   16
      Lipper Rankings .....................................................   16
      Credit Rating
         Guidelines .......................................................   16
      Investment Team
         Leaders ..........................................................   16
   Glossary ...............................................................   17


                                                www.americancentury.com      1


Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check, military allotment, or payments from other government agencies. Give us a call, and we will send you the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     There is a 10-business-day holding period for deposited funds--including your initial investment in a new account. There is a one-business-day holding period for wire transfers.

IS THERE A COST FOR WRITING CHECKS ON MY MONEY MARKET ACCOUNT?

     As long as each check is for $100 or more, you can write as many checks as you like at no charge.

HOW CAN I KEEP TRACK OF MY MONEY MARKET FUND TRANSACTIONS BETWEEN ACCOUNT STATEMENTS?

     You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

     You can keep tabs on your investments by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

* calling an Investor Relations Representative at 1-800-345-2021* weekdays, 7 a.m.-7 p.m. Central time Saturdays, 9 a.m.-2 p.m. Central time

WHY DOES MY MONEY FUND YIELD FLUCTUATE?

     Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation, and supply and demand for money market securities.

     Keep in mind that no money market fund is guaranteed or insured by the U.S. government. And although money market funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT 1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* We must have your written authorization on file if you wish to make exchanges by phone, on our Automated Information Line, or through our Web site.

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

* YOU CAN HAVE DISTRIBUTIONS DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

* DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three to five days.

Contact our Investor Relations Representatives to set up either of these options.


2      1-800-345-2021


Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF AUGUST 31, 2000

                         INVESTOR CLASS (INCEPTION 11/17/93)                   ADVISOR CLASS (INCEPTION 8/28/98)
                PRIME     90-DAY TREASURY   MONEY MARKET INSTRUMENT FUNDS(2)        PRIME     90-DAY TREASURY
            MONEY MARKET     BILL INDEX     AVERAGE RETURN   FUND'S RANKING      MONEY MARKET    BILL INDEX
==================================================================================================================
6 MONTHS(1)     2.97%          2.96%            2.82%             --                2.85%          2.96%
1 YEAR          5.64%          5.62%            5.32%        83 OUT OF 360          5.38%          5.62%
==================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         5.22%          5.09%            4.91%        57 OUT OF 288           --             --
5 YEARS         5.20%          5.13%            4.94%        51 OUT OF 245           --             --
LIFE OF FUND    5.13%         5.04%(3)         4.83%(3)      22 OUT OF 189(3)       4.92%         5.07%(4)

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 15-17 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                AS OF 8/31/00
NET ASSETS                      $2.9 BILLION

                         8/31/00           2/29/00
NUMBER OF ISSUERS          66                69
WEIGHTED AVERAGE
   MATURITY              74 DAYS           57 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)       0.59%*             0.60%

* Annualized.

YIELDS AS OF AUGUST 31, 2000
                                 INVESTOR CLASS
7-DAY CURRENT YIELD                6.13%
7-DAY EFFECTIVE YIELD              6.31%

Investment terms are defined in the Glossary on pages 17-18.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.


                                                www.americancentury.com      3


Prime Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Denise Tabacco]

     An interview with Denise Tabacco, a portfolio manager on the Prime Money Market fund investment team.

HOW DID PRIME MONEY MARKET PERFORM DURING THE SIX MONTHS ENDED AUGUST 31, 2000?

     The portfolio performed well, providing shareholders stability during a volatile period in U.S. financial markets. Prime's total return was 2.97%, beating the 2.82% average return of the 371 "Money Market Instrument Funds" tracked by Lipper Inc.* In addition, Prime's longer-term performance ranks in the top 25% of the Lipper group (see the previous page).

     Prime also provided shareholders more income than the average money market fund. Prime's 7-day current yield on August 31 was 6.13%. That's up from 5.43% just six months ago. By comparison, the average yield of the funds in the Lipper group was 5.96% at the end of August.

WHY DID PRIME MONEY MARKET'S YIELD RISE?

     There are two key reasons for the increase in Prime's yield. First, the Federal Reserve (the Fed) raised short-term interest rates to cool the economy and keep a lid on inflation. Second, we added some higher-yielding one-year securities in the second quarter of the year.

LET'S FOCUS ON FED RATE POLICY. HOW DOES IT RELATE TO MONEY MARKET YIELDS?

     By raising interest rates, the Fed increases borrowing costs for consumers and corporations. That means companies and other borrowers have to pay more interest on the short-term debt they issue. Because this debt makes up the pool of money market securities we invest in (see page 17 for examples and definitions of money market securities), higher rates help boost money market fund yields.

     In the six-month period, the Fed raised interest rates twice. Those increases account for much of the gain in Prime's yield.

WHAT CHANGES DID YOU MAKE TO ADD YIELD TO THE FUND?

     We bought some one-year securities with very attractive yields in May and June--after the Fed was done raising rates. Yields on one-year securities rose sharply in the second quarter because investors expected further rate increases. But we thought market expectations for interest rates had gone too far and that the yields available on these securities were just too good to pass up.

WHAT'S YOUR OUTLOOK FOR THE FUND'S YIELD?

     We think it's likely that the Fed's work on interest rates is done for the rest of the year because economic growth has begun to moderate. As a result, we believe money market yields may have already peaked. However, we'll continue to try to add yield by looking for higher-yielding one-year securities.

* All fund returns and yields referenced in this interview are for Investor Class shares.

[left margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
               % OF FUND INVESTMENTS
              AS OF            AS OF
             8/31/00          2/29/00
A-1+           80%              75%
A-1            20%              24%
A-2            --                1%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 16 for more information.

[pie charts - data below]

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                         AS OF AUGUST 31, 2000
COMMERCIAL PAPER                 69%
CDS                              13%
VARIABLE-RATE NOTES              11%
OTHER                             7%

                        AS OF FEBRUARY 29, 2000
COMMERCIAL PAPER                 68%
CDS                              12%
VARIABLE-RATE NOTES              13%
OTHER                             7%

Investment terms are defined in the Glossary on pages 17-18.


4      1-800-345-2021


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

AUGUST 31, 2000 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 68.6%
     $   25,000,000  Aegon Funding Corp., 6.30%,
                        9/25/00 (Acquired 3/29/00,
                        Cost $24,213,125)(2)                     $   24,895,084
         20,000,000  Aegon N.V., 6.62%, 12/14/00                     19,617,511
         79,000,000  Allianz of America Inc.,
                        6.50%-6.55%,
                        10/12/00-11/20/00
                        (Acquired 7/6/00-8/16/00,
                        Cost $77,626,402)(2)                         78,155,783
         10,000,000  American Family Financial
                        Services, Inc., 6.07%, 9/14/00                9,978,080
         25,000,000  Banco Gen de Negocios SA,
                        6.48%, 5/7/01                                23,884,000
         30,000,000  BMW U.S. Capital Corp., 6.59%,
                        9/5/00                                       29,978,034
         20,000,000  Campbell Soup Co., 6.51%,
                        10/25/00                                     19,804,700
         25,000,000  Chase Manhattan Corp., 6.47%,
                        11/9/00                                      24,689,979
         20,000,000  Chevron Transport Corp., 6.64%,
                        10/5/00 (Acquired 6/7/00,
                        Cost $19,557,333)(2)                         19,874,578
         25,000,000  Citigroup Inc., 6.50%, 9/28/00                  24,878,125
        115,000,000  Corporate Receivables Corp.,
                        6.50%-6.55%,
                        9/13/00-12/7/00 (Acquired
                        7/7/00-8/9/00, Cost
                        $113,212,716)(2)                            113,971,635
         81,000,000  DaimlerChrysler AG,
                        6.50%-6.52%,
                        10/5/00-10/24/00                             80,378,400
         70,000,000  Dakota Certificates (Citibank),
                        6.51%-6.58%,
                           10/5/00-10/24/00 (Acquired
                        7/6/00-8/29/00, Cost
                        $68,947,061)(2)                              69,433,328
         35,000,000  Deutsche Bank Financial, Inc.,
                        6.52%, 12/29/00                              34,245,672
        127,000,000  Discover Card Master Trust I,
                        6.55%-6.67%,
                           10/4/00-11/17/00 (Acquired
                        7/6/00-8/18/00, Cost
                        $124,912,060)(2)                            125,476,822
         59,500,000  Equilon Enterprises LLC, 6.52%,
                        10/16/00                                     59,015,074
         46,000,000  Falcon Asset Securities Corp.,
                        6.50%-6.55%,
                           12/21/00-1/19/01 (Acquired
                        8/15/00-8/21/00, Cost
                        $44,845,276)(2)                              44,964,041
         11,400,000  Florida Power & Light Co., 6.50%,
                        9/18/00 (Acquired 8/16/00,
                        Cost $11,332,075)(2)                         11,365,008
         48,000,000  Formosa Plastics Corp. USA,
                        6.52%-6.70%,
                        9/13/00-11/9/00                              47,659,710

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $   75,000,000  Fortis Funding LLC,
                        6.53%-6.61%,
                           9/11/00-10/16/00 (Acquired
                        6/12/00-7/17/00, Cost
                        $73,756,966)(2)                          $   74,545,972
         17,600,000  Fuji Photo Film Finance USA,
                        6.54%, 10/26/00                              17,424,147
         36,000,000  Gannett Co., Inc., 6.49%,
                        11/21/00 (Acquired 8/9/00,
                        Cost $35,325,040)(2)                         35,474,310
         15,000,000  General Electric Capital Corp.,
                        6.56%, 3/1/01                                14,505,267
         25,000,000  General Electric Financial
                           Assurance Holdings, 6.52%,
                        10/11/00 (Acquired 7/24/00,
                        Cost $24,642,306)(2)                         24,818,889
         45,500,000  GMAC Mortgage Corp., 6.61%,
                        9/1/00                                       45,500,000
         28,032,000  Halogen Capital Co. LLC, 6.52%,
                        9/18/00 (Acquired
                        8/22/00-8/25/00, Cost
                        $27,909,121)(2)                              27,945,702
         72,500,000  MBNA Credit Card Master Trust II,
                        6.56%, 9/25/00-9/26/00
                        (Acquired 7/24/00-7/31/00,
                        Cost $71,695,033)(2)                         72,174,278
         11,424,000  Metlife Funding Inc., 6.47%,
                        11/14/00                                     11,272,067
         45,000,000  Motiva Enterprises LLC,
                        6.51%-6.63%,
                        9/1/00-9/19/00                               44,934,900
         74,000,000  Motorola, Inc., 6.51%-6.58%,
                        9/11/00-10/30/00                             73,511,088
         67,000,000  National Rural Utilities Cooperative
                           Finance Corp., 6.11%-6.62%,
                        9/27/00-12/14/00                             66,323,361
        105,448,000  Old Line Funding Corp.,
                        6.51%-6.53%,
                        9/6/00-10/6/00
                        (Acquired 7/20/00-8/17/00,
                        Cost $104,553,999)(2)                       105,181,301
         20,000,000  Park Avenue Receivables Corp.,
                        6.51%, 10/3/00 (Acquired
                        8/25/00, Cost $19,858,950)(2)                19,884,267
         36,000,000  Pfizer, Inc., 6.45%, 9/15/00
                        (Acquired 8/10/00, Cost
                        $35,767,800)(2)                              35,909,700
         92,944,000  Receivables Capital Corp.,
                        6.50%-6.61%,
                        9/6/00-10/4/00 (Acquired
                        6/23/00-8/23/00, Cost
                        $92,084,275)(2)                              92,658,820
         70,000,000  Rio Tinto America Inc., 6.51%,
                        10/23/00-11/13/00
                        (Acquired 8/16/00-8/21/00,
                        Cost $68,990,950)(2)                         69,170,879
         92,019,000  Sand Dollar Funding LLC,
                        6.51%-6.62%,
                           9/20/00-12/11/00 (Acquired
                        6/14/00-8/24/00, Cost
                        $90,624,074)(2)                              91,336,594


See Notes to Financial Statements                www.americancentury.com      5


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                  (Continued)
AUGUST 31, 2000 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $   48,600,000  Tannehill Capital Co. LLC,
                        6.58%-6.60%,
                           9/18/00-10/10/00 (Acquired
                        7/18/00-7/19/00, Cost
                        $47,930,620)(2)                          $   48,327,706
         35,000,000  Verizon Network Funding,
                        6.48%-6.50%,
                        9/28/00-10/17/00                             34,778,300
         70,000,000  WCP Funding Inc., 6.49%-6.52%,
                        9/8/00-10/19/00 (Acquired
                        7/21/00-8/14/00, Cost
                        $69,263,622)(2)                              69,651,656
         25,000,000  Windmill Funding Corp., 6.52%,
                        9/25/00 (Acquired 7/24/00,
                        Cost $24,714,750)(2)                         24,891,333
                                                                 --------------
TOTAL COMMERCIAL PAPER                                            1,962,486,101
                                                                 --------------

CERTIFICATES OF DEPOSIT -- 12.7%
         45,000,000  Abbey National Treasury Services
                        PLC, 7.33%, 5/16/01                          45,002,989
         25,000,000  Bayerische Landesbank
                         Girozentrale (New York), 6.59%,
                        9/21/00                                      25,000,000
         35,000,000  Deutsche Bank AG, 6.64%,
                        10/11/00                                     35,000,000
        100,000,000  National Westminster Bank PLC
                        (New York), 6.79%-7.24%,
                        3/28/01-8/31/01                              99,979,451
         25,000,000  Rabobank Nederland NV, 6.45%,
                        1/5/01                                       24,995,896
         25,000,000  Royal Bank of Canada (New York),
                        6.44%, 1/5/01                                24,995,895
         20,000,000  UBS AG/Stamford Branch, 6.97%,
                        8/2/01                                       19,994,493
         10,000,000  Union Bank of California N.A.,
                        6.99%, 12/4/00                               10,000,000
         77,000,000  Westdeutsche Landesbank,
                        6.70%-7.10%,
                        9/29/00-5/3/01                               77,000,000
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT                                       361,968,724
                                                                 --------------

CORPORATE BONDS -- 9.6%
         19,000,000  Bank of America N.A., VRN,
                        6.74%, 11/3/00, resets
                         quarterly off the 3-month LIBOR
                        plus 0.02% with no caps                      19,008,043
         20,000,000  Bank One Corp. MTN, Series H,
                           VRN, 6.89%, 9/5/00, resets
                         quarterly off the 3-month LIBOR
                        plus 0.02% with no caps                      20,000,181
         25,000,000  Bayerische Landesbank
                          Girozentrale (New York), VRN,
                        6.54%, 9/28/00, resets
                          monthly off the 1-month LIBOR
                        minus 0.08% with no caps                     24,995,894

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $   45,000,000  Jackson National Life Insurance
                        Co., VRN, 6.83%, 9/9/00,
                         resets monthly off the 1-month
                        LIBOR plus 0.15% with no
                           caps (Acquired 6/9/00, Cost
                        $45,000,000)(2)                          $   45,000,000
         20,000,000  KeyBank N.A., VRN, 6.97%,
                        11/2/00, resets quarterly off the
                        3-month LIBOR plus 0.25%
                        with no caps                                 20,010,591
         50,000,000  Transamerica Asset Funding Corp.,
                           VRN, 6.82%, 11/1/00, resets
                         quarterly off the 3-month LIBOR
                        plus 0.11% with no caps
                        (Acquired 11/9/99, Cost
                        $50,000,000)(2)                              50,000,000
         50,000,000  Travelers Insurance Company (The),
                           VRN, 6.65%, 9/22/00, resets
                          monthly off the 1-month LIBOR
                        plus 0.03% with no caps
                        (Acquired 5/22/00, Cost
                        $50,000,000)(2)                              50,000,000
         45,000,000  U.S. Bank NA Minnesota, VRN,
                        6.69%, 9/20/00, resets
                          monthly off the 1-month LIBOR
                        plus 0.07% with no caps                      45,034,030
                                                                 --------------
TOTAL CORPORATE BONDS                                               274,048,739
                                                                 --------------

BANK NOTES -- 3.8%
         83,000,000  Bank of America N.T. & S.A.,
                        6.30%-7.20%,
                        12/29/00-5/4/01                              83,000,000
         25,000,000  Citibank NA, 7.39%, 5/30/01                     24,994,749
                                                                 --------------
TOTAL BANK NOTES                                                    107,994,749
                                                                 --------------

ASSET-BACKED SECURITIES -- 3.0%
         20,000,504  AmeriCredit Automobile
                        Receivables Trust,
                          Series 2000 B, Class A1 SEQ,
                        6.89%, 6/5/01                                20,000,504
         28,131,116  Associates Automobile
                        Receivables Trust,
                          Series 2000-1, Class A1 SEQ,
                        6.85%, 6/15/01                               28,131,116
         14,622,427  Household Automotive Trust,
                          Series 2000-2, Class A1 SEQ,
                        6.81%, 7/16/01                               14,622,427
         24,363,063  WFS Financial Owner Trust,
                          Series 2000 A, Class A1 SEQ,
                        6.28%, 3/20/01                               24,363,063
                                                                 --------------
TOTAL ASSET-BACKED SECURITIES                                        87,117,110
                                                                 --------------


6      1-800-345-2021                         See Notes to Financial Statements


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                 (Continued)
AUGUST 31, 2000 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES -- 2.3%
     $   15,000,000  FHLMC MTN, 6.50%, 1/19/01                   $   15,000,000
         50,000,000  SLMA MTN, VRN, 6.75%,
                        9/5/00-9/7/00, resets
                        quarterly off the 3-month T-Bill
                        plus 0.43% with no caps                      49,984,429
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           64,984,429
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 100.0%                            $2,858,599,852
                                                                 ==============

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2000.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2000, was $1,425,107,686 which represented 49.6% of net assets. Restricted securities considered illiquid represent 5.0% of net assets.


See Notes to Financial Statements                 www.americancentury.com      7


Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investment securities, at value (amortized
  cost and cost for federal income
  tax purposes) .........................................       $ 2,858,599,852
Cash ....................................................             1,877,489
Interest receivable .....................................            12,837,284
                                                                ---------------
                                                                  2,873,314,625
                                                                ---------------

LIABILITIES
Accrued management fees (Note 2) ........................             1,443,183
Distribution fees payable (Note 2) ......................                 1,246
Service fees payable (Note 2) ...........................                 1,246
Dividends payable .......................................                17,384
Payable for trustees' fees and expenses .................                 5,868
Accrued expenses and other liabilities ..................                 4,050
                                                                ---------------
                                                                      1,472,977
                                                                ---------------

Net Assets ..............................................       $ 2,871,841,648
                                                                ===============

NET ASSETS CONSIST OF:
Capital paid in .........................................       $ 2,872,199,463
Accumulated net realized loss
  on investment transactions ............................              (357,815)
                                                                ---------------
                                                                $ 2,871,841,648
                                                                ===============

Investor Class
Net assets ..............................................       $ 2,865,941,240
Shares outstanding ......................................         2,866,299,215
Net asset value per share ...............................       $          1.00


Advisor Class
Net assets ..............................................       $     5,900,408
Shares outstanding ......................................             5,900,248
Net asset value per share ...............................       $          1.00


8      1-800-345-2021                         See Notes to Financial Statements


Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest ................................................          $ 93,171,921
                                                                   ------------


Expenses (Note 2):
Management fees .........................................             8,549,949
Distribution fees -- Advisor Class ......................                 7,007
Service fees -- Advisor Class ...........................                 7,007
Trustees' fees and expenses .............................                62,047
                                                                   ------------
                                                                      8,626,010
                                                                   ------------

Net investment income ...................................            84,545,911
                                                                   ------------

REALIZED LOSS ON INVESTMENTS
Net realized loss on investments ........................                (1,161)
                                                                   ------------

Net Increase in Net Assets
  Resulting from Operations .............................          $ 84,544,750
                                                                   ============


See Notes to Financial Statements               www.americancentury.com      9


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED) AND YEAR ENDED FEBRUARY 29, 2000

                                                AUGUST 31,       FEBRUARY 29,
Increase (Decrease) in Net Assets                  2000              2000

OPERATIONS
Net investment income ....................   $    84,545,911    $   140,790,677
Net realized loss on investments .........            (1,161)              --
                                             ---------------    ---------------
Net increase in net assets
  resulting from operations ..............        84,544,750        140,790,677
                                             ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .........................       (84,388,809)      (140,590,132)
  Advisor Class ..........................          (157,102)          (200,545)
                                             ---------------    ---------------
Decrease in net assets from distributions        (84,545,911)      (140,790,677)
                                             ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease) in net
  assets from capital share transactions .       (54,780,873)        71,528,515
                                             ---------------    ---------------

Net increase (decrease) in net assets ....       (54,782,034)        71,528,515

NET ASSETS
Beginning of period ......................     2,926,623,682      2,855,095,167
                                             ---------------    ---------------
End of period ............................   $ 2,871,841,648    $ 2,926,623,682
                                             ===============    ===============


10      1-800-345-2021                        See Notes to Financial Statements


Notes to Financial Statements
--------------------------------------------------------------------------------

AUGUST 31, 2000 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund is diversified under the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    At February 29, 2000, the fund had accumulated net realized capital loss carryovers of $356,654 (expiring 2001 through 2007) which may be used to offset future taxable gains.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is a distributor of the trust. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended August 31, 2000, the effective annual Investor Class management fee was 0.59%.

    The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended August 31, 2000 were $14,014.

    Effective March 13, 2000, American Century Investment Services, Inc. (ACIS), became a distributor of the trust.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, a distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.


                                                www.americancentury.com      11


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                  SHARES             AMOUNT
INVESTOR CLASS
Six months ended August 31, 2000
Sold .....................................     1,975,943,769    $ 1,975,943,769
Issued in reinvestment of distributions ..        99,775,036         99,775,036
Redeemed .................................    (2,131,601,181)    (2,131,601,181)
                                             ---------------    ---------------
Net Decrease .............................       (55,882,376)   $   (55,882,376)
                                             ===============    ===============

Year ended February 29, 2000
Sold .....................................     4,383,800,939    $ 4,383,800,971
Issued in reinvestment of distributions ..       135,907,729        135,907,729
Redeemed .................................    (4,449,764,050)    (4,449,764,050)
                                             ---------------    ---------------
Net Increase .............................        69,944,618    $    69,944,650
                                             ===============    ===============

ADVISOR CLASS
Six months ended August 31, 2000
Sold .....................................         6,038,075    $     6,038,075
Issued in reinvestment of distributions ..           156,594            156,594
Redeemed .................................        (5,093,166)        (5,093,166)
                                             ---------------    ---------------
Net Increase .............................         1,101,503    $     1,101,503
                                             ===============    ===============

Year ended February 29, 2000
Sold .....................................        10,466,392    $    10,466,392
Issued in reinvestment of distributions ..           198,445            198,445
Redeemed .................................        (9,080,972)        (9,080,972)
                                             ---------------    ---------------
Net Increase .............................         1,583,865    $     1,583,865
                                             ===============    ===============


12      1-800-345-2021


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                              Investor Class
                                        2000(1)            2000(2)         1999            1998            1997            1996(2)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...........  $        1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                   -------------      -------------   -------------   -------------   -------------   -------------
Income From Investment Operations
  Net Investment Income .........           0.03               0.05            0.05            0.05            0.05            0.06
                                   -------------      -------------   -------------   -------------   -------------   -------------
Distributions
  From Net Investment Income ....          (0.03)             (0.05)          (0.05)          (0.05)          (0.05)          (0.06)
                                   -------------      -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of Period ..  $        1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                   =============      =============   =============   =============   =============   =============
  Total Return(3) ...............           2.97%              4.92%           5.07%           5.29%           5.04%           5.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .........           0.59%(4)           0.60%           0.58%           0.50%           0.50%           0.48%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .......           0.59%(4)           0.60%           0.60%           0.63%           0.63%           0.62%
Ratio of Net Investment Income
  to Average Net Assets .........           5.90%(4)           4.81%           4.91%           5.17%           4.92%           5.43%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .......           5.90%(4)           4.81%           4.89%           5.04%           4.79%           5.29%
Net Assets, End of Period
  (in thousands) ................  $   2,865,941      $   2,921,825   $   2,851,880   $   1,417,311   $   1,211,990   $   1,270,653

(1) Six months ended August 31, 2000 (unaudited).

(2) Year ended February 29, 2000 and February 29, 1996, accordingly.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


See Notes to Financial Statements               www.americancentury.com      13


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                    Advisor Class
                                          2000(1)       2000(2)      1999(3)
PER-SHARE DATA
Net Asset Value, Beginning of Period ...  $1.00         $1.00         $1.00
                                        -----------   -----------   ---------
Income From Investment Operations
  Net Investment Income ................   0.03          0.05         0.02
                                        -----------   -----------   ---------
Distributions
  From Net Investment Income ...........  (0.03)        (0.05)       (0.02)
                                        -----------   -----------   ---------
Net Asset Value, End of Period .........  $1.00         $1.00         $1.00
                                        ===========   ===========   =========
  Total Return(4) ......................   2.85%         4.66%        2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................ 0.84%(5)        0.85%      0.85%(5)
Ratio of Net Investment Income
  to Average Net Assets ................ 5.65%(5)        4.56%      4.53%(5)
Net Assets, End of Period
  (in thousands) .......................  $5,900        $4,799       $3,215

(1) Six months ended August 31, 2000 (unaudited).

(2) Year ended February 29, 2000.

(3) August 28, 1998 (commencement of sale) through February 28, 1999.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


14      1-800-345-2021                       See Notes to Financial Statements


Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b) account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our Exchange/Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


                                                 www.americancentury.com      15


Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's MONEY MARKET INSTRUMENT FUNDS category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+:  extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS
  Portfolio Managers
       DENISE TABACCO
       JOHN WALSH
  Credit Research Manager
       GREG AFIESH


16      1-800-345-2021


Glossary
--------------------------------------------------------------------------------

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 13-14.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF ISSUERS -- the number of entities that issued securities held by the fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

* CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

* COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.


                                                www.americancentury.com      17


Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

* CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

* INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

* GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

* GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

* CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

* MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

* AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.


18      1-800-345-2021


Notes
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                                                www.americancentury.com      19


Notes
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20      1-800-345-2021



[inside back cover]


===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities               Technology             International Discovery
Giftrust(reg.tm)                Life Sciences          International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources


The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.


[back cover]


Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
www.americancentury.com                                          COMPANIES


0010                                 American Century Investment Services, Inc.
SH-SAN-22409                      (c)2000 American Century Services Corporation